Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.16%
Advertising–1.19%
Trade Desk, Inc. (The), Class A(b)(c)	1,950,392	$180,957,370
Aerospace & Defense–1.67%
Airbus SE (France)	651,510	110,822,888
TransDigm Group, Inc.	105,826	142,148,658
		252,971,546
Application Software–2.51%
Cadence Design Systems, Inc.(b)	769,122	220,207,320
HubSpot, Inc.(b)	260,810	159,367,950
		379,575,270
Asset Management & Custody Banks–3.81%
Blackstone, Inc., Class A	1,555,682	187,459,681
KKR & Co., Inc., Class A	3,793,855	390,160,048
		577,619,729
Automotive Retail–0.60%
O’Reilly Automotive, Inc.(b)	94,230	90,767,990
Biotechnology–1.00%
Regeneron Pharmaceuticals, Inc.(b)	155,170	152,091,427
Broadline Retail–8.18%
Amazon.com, Inc.(b)	6,433,451	1,135,118,094
MercadoLibre, Inc. (Brazil)(b)	60,250	103,966,195
		1,239,084,289
Communications Equipment–1.60%
Arista Networks, Inc.(b)	815,470	242,724,645
Construction Machinery & Heavy Transportation Equipment– 0.70%
Wabtec Corp.	624,764	105,728,812
Construction Materials–0.64%
Martin Marietta Materials, Inc.	169,625	97,039,070
Consumer Staples Merchandise Retail–0.53%
Costco Wholesale Corp.	99,455	80,547,610
Diversified Metals & Mining–0.30%
Teck Resources Ltd., Class B (Canada)	879,632	45,784,846
Diversified Support Services–0.65%
Cintas Corp.	144,121	97,709,714
Electrical Components & Equipment–2.47%
Eaton Corp. PLC	479,878	159,727,392
Vertiv Holdings Co., Class A	2,184,686	214,252,156
		373,979,548
Financial Exchanges & Data–1.72%
S&P Global, Inc.	608,884	260,303,999
Food Distributors–0.61%
US Foods Holding Corp.(b)	1,749,796	92,441,723
Shares		Value
Health Care Equipment–4.55%
DexCom, Inc.(b)	1,215,667	$144,384,770
Edwards Lifesciences Corp.(b)	1,585,496	137,763,747
IDEXX Laboratories, Inc.(b)	186,512	92,687,138
Intuitive Surgical, Inc.(b)	782,481	314,651,260
		689,486,915
Home Improvement Retail–1.18%
Lowe’s Cos., Inc.	805,383	178,223,204
Hotels, Resorts & Cruise Lines–1.40%
Booking Holdings, Inc.	56,034	211,603,996
Industrial Machinery & Supplies & Components–0.82%
Parker-Hannifin Corp.	232,420	123,535,878
Integrated Oil & Gas–1.27%
Suncor Energy, Inc. (Canada)(c)	4,695,986	191,690,149
Interactive Home Entertainment–1.23%
Nintendo Co. Ltd. (Japan)	1,412,800	76,828,710
Take-Two Interactive Software, Inc.(b)(c)	682,783	109,491,082
		186,319,792
Interactive Media & Services–9.27%
Alphabet, Inc., Class A(b)	4,602,177	793,875,533
Meta Platforms, Inc., Class A	1,306,056	609,706,122
		1,403,581,655
Life Sciences Tools & Services–1.44%
Danaher Corp.	681,257	174,946,797
IQVIA Holdings, Inc.(b)	200,207	43,863,352
		218,810,149
Movies & Entertainment–2.18%
Netflix, Inc.(b)	431,799	277,050,875
Spotify Technology S.A. (Sweden)(b)	179,853	53,376,773
		330,427,648
Oil & Gas Equipment & Services–0.37%
Schlumberger N.V.	1,215,177	55,764,473
Passenger Ground Transportation–1.20%
Uber Technologies, Inc.(b)	2,819,584	182,032,343
Pharmaceuticals–2.90%
Eli Lilly and Co.	534,983	438,867,954
Semiconductor Materials & Equipment–2.42%
ASML Holding N.V., New York Shares (Netherlands)(c)	226,056	217,092,880
Lam Research Corp.	160,696	149,839,378
		366,932,258
Semiconductors–17.83%
Advanced Micro Devices, Inc.(b)	1,851,295	308,981,135
Broadcom, Inc.	283,951	377,243,101
Microchip Technology, Inc.	1,772,628	172,352,620
Monolithic Power Systems, Inc.	258,493	190,155,206

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	1,506,541	$1,651,666,095
		2,700,398,157
Soft Drinks & Non-alcoholic Beverages–0.67%
Monster Beverage Corp.(b)	1,959,463	101,735,319
Systems Software–11.36%
Microsoft Corp.	3,730,989	1,548,845,463
ServiceNow, Inc.(b)	262,762	172,616,241
		1,721,461,704
Technology Hardware, Storage & Peripherals–5.83%
Apple, Inc.	4,593,780	883,154,205
Trading Companies & Distributors–0.56%
United Rentals, Inc.	126,880	84,934,741
Transaction & Payment Processing Services–4.50%
Fiserv, Inc.(b)	534,990	80,120,102
Visa, Inc., Class A(c)	2,207,817	601,541,820
		681,661,922
Total Common Stocks & Other Equity Interests (Cost $7,156,485,172)		15,019,950,050
Money Market Funds–0.88%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e)	46,488,353	46,488,353
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(d)(e)	33,186,893	$33,196,849
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	53,129,546	53,129,546
Total Money Market Funds (Cost $132,813,206)		132,814,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $7,289,298,378)		15,152,764,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.81%
Invesco Private Government Fund, 5.30%(d)(e)(f)	119,365,713	119,365,713
Invesco Private Prime Fund, 5.48%(d)(e)(f)	306,836,727	306,928,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $426,324,495)		426,294,491
TOTAL INVESTMENTS IN SECURITIES–102.85% (Cost $7,715,622,873)		15,579,059,289
OTHER ASSETS LESS LIABILITIES—(2.85)%		(431,529,358)
NET ASSETS–100.00%		$15,147,529,931
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,193,539	$516,918,365	$(486,623,551)	$-	$-	$46,488,353	$1,129,994
Invesco Liquid Assets Portfolio, Institutional Class	11,559,894	369,227,403	(347,588,251)	1,421	(3,618)	33,196,849	826,412
Invesco Treasury Portfolio, Institutional Class	18,506,902	590,763,845	(556,141,201)	-	-	53,129,546	1,284,335
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	203,220,752	735,895,742	(819,750,781)	-	-	119,365,713	6,415,981*
Invesco Private Prime Fund	522,567,644	1,543,210,487	(1,759,044,505)	(57,496)	252,648	306,928,778	17,496,188*
Total	$772,048,731	$3,756,015,842	$(3,969,148,289)	$(56,075)	$249,030	$559,109,239	$27,152,910

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$14,832,298,452	$187,651,598	$—	$15,019,950,050
Money Market Funds	132,814,748	426,294,491	—	559,109,239
Total Investments	$14,965,113,200	$613,946,089	$—	$15,579,059,289
Invesco American Franchise Fund